UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$4,963,525
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/21	5,500	5,036,075
5.25%, 1/01/23	6,500	5,789,940
		15,789,540
Arizona — 4.8%
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	1,956,375
4.25%, 7/01/22	1,895	1,952,817
4.50%, 7/01/24	2,120	2,171,028
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,429,718
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	2,300	1,783,765
Pima County IDA, RB:
Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	960	961,123
Charter Schools, Series K, 6.38%, 7/01/31	930	862,817
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan Series A, 4.95%, 10/01/20	2,325	2,311,143
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,325,600
Scottsdale IDA, RB, Scottsdale Healthcare, Series C (AGC), 5.00%, 9/01/35	3,650	3,629,597
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,013,050
University of Arizona, RB, Speed, 5.00%, 8/01/28	3,630	3,837,890
		27,234,923

Municipal Bonds	Par (000)	Value
California — 12.0%
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	$8,000	$7,720,960
California HFA, RB, Home Mortgage, Series K, AMT, 4.55%, 8/01/21	1,000	943,220
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	5,490	5,117,559
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,316,411
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, Mandatory Put Bonds, 5.25%, 6/01/23 (a)	605	647,816
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	1,240	1,256,232
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (FGIC), 4.75%, 12/01/23	5,000	5,072,750
California Statewide Communities Development Authority, RB, Health Facility Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,592,250
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C:
5.75%, 9/01/22	1,715	1,726,439
6.00%, 9/01/28	2,990	2,961,475
City of San Jose CA, RB, Series A-1, AMT, 5.00%, 3/01/25	3,000	2,939,040
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/15	5,000	5,194,100
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities, LAXFUEL Corp., LA International, AMT (AMBAC), 5.50%, 1/01/32	1,435	1,330,417

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO:
5.50%, 4/01/14 (b)	$10,000	$11,329,800
5.50%, 4/01/28	15	15,395
(NPFGC), 5.25%, 2/01/27	5,000	5,062,700
Various Purpose, 5.75%, 4/01/31	7,000	7,524,300
Various Purpose, 5.00%, 11/01/32	2,000	1,999,840
Tustin Unified School District California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM), 5.00%, 9/01/32	2,610	2,589,720
		68,340,424
Colorado — 1.9%
Montrose Memorial Hospital, RB, 6.38%, 12/01/23	2,250	2,323,552
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	7,500	7,513,950
Southlands Metropolitan District No. 1, GO, 6.75%, 12/01/14 (b)	840	954,568
		10,792,070
Connecticut — 0.2%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,210,773
Florida — 5.7%
Broward County School Board Florida, COP, Series A (AGM), 5.00%, 7/01/24	10,000	10,445,100
County of Miami-Dade Florida, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	8,682,000
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (b)	35	41,814
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	3,040	2,991,846
Series B, 6.50%, 5/01/37	1,900	1,881,019
Panther Trace II Community Development District, Special Assessment Bonds, 5.13%, 11/01/13	1,570	1,416,721
Portofino Shores Community Development District, Special Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	1,043,455
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,458,139

Municipal Bonds	Par (000)	Value
Florida (concluded)
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (c)(d)	$160	$112,016
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	3,547,680
		32,619,790
Georgia — 1.2%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,079,050
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,480,425
4.13%, 8/01/24	2,000	1,951,200
		6,510,675
Guam — 1.5%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13	3,800	4,303,576
Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,530	1,519,688
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,620	2,651,911
		8,475,175
Idaho — 0.6%
Idaho Health Facilities Authority, RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	3,655,304
Illinois — 9.3%
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	8,130	8,381,136
(Syncora), 6.00%, 1/01/29	7,510	7,666,959
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,462,408
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	3,000	2,930,370
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	3,626,175
6.25%, 6/01/24	12,750	13,309,597
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,001,680
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,525	1,393,560
		52,771,885

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 1.3%
City of Whiting, RB, BP Products North America, 5.25%, 1/01/21	$4,800	$5,210,880
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,249,280
		7,460,160
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB:
5.25%, 4/01/23	695	759,989
5.25%, 4/01/24	730	787,057
5.25%, 4/01/25	520	556,171
5.25%, 4/01/26	360	382,414
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,055,250
5.00%, 9/01/22	2,315	2,378,385
		5,919,266
Kansas — 1.5%
City of Dodge City Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,275,554
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	1,500	1,629,180
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,062,540
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	3,425	3,493,706
		8,460,980
Kentucky — 3.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	8,650	8,682,783
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	8,777,040
		17,459,823
Louisiana — 2.9%
Louisiana Public Facilities Authority, RB (NPFGC):
Nineteenth Judicial District Court, 5.50%, 6/01/41	2,000	2,038,800
University of New Orleans Research & Technology, 5.25%, 3/01/26	5,000	5,173,250
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	5,000	5,066,150

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	$850	$962,880
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	3,500	3,500,385
		16,741,465
Maine — 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,876,437
Maryland — 0.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,767,465
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	790	779,461
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	497,440
		3,044,366
Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT:
5.35%, 12/01/15	1,210	1,210,702
5.50%, 12/01/19	2,000	2,001,180
Massachusetts Health & Educational Facilities Authority, RB, Winchester Hospital, 5.00%, 7/01/25	1,060	994,630
		4,206,512
Michigan — 4.7%
City of Detroit Michigan, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,494,987
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 4.25%, 5/15/25	2,120	1,991,379
Michigan State Building Authority, RB, Refunding Facilities Program, Series A, 5.00%, 10/15/24	2,500	2,606,050
Michigan State Hospital Finance Authority, Refunding RB, Hospital:
Henry Ford Health, 5.25%, 11/15/24	4,900	5,040,581
Oakwood Obligation Group, Series A, 6.00%, 4/01/22	4,795	4,911,183
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC), 4.75%, 12/01/18	7,665	7,923,004
		26,967,184

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 1.4%
City of St. Cloud Minnesota, RB, Centracare Health System, Series A, 4.25%, 5/01/21	$2,300	$2,384,525
Minneapolis & St. Paul Housing & Redevelopment Authority, RB, HealthPartners Obligation Group Project:
6.00%, 12/01/19	1,000	1,056,380
6.00%, 12/01/21	2,545	2,664,539
Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,080,020
		8,185,464
Mississippi — 1.7%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project:
5.88%, 4/01/22	5,000	5,006,250
5.90%, 5/01/22	4,410	4,415,601
		9,421,851
Missouri — 1.4%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	8,125	8,130,525
Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	2,625	2,780,243
Nebraska — 1.3%
Douglas County School District No. 17 Nebraska, GO, Refunding:
2.00%, 6/15/24	3,390	2,867,058
2.00%, 6/15/25	4,480	3,659,533
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,010,690
		7,537,281
Nevada — 1.1%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	2,100	2,131,794
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,009,950
		6,141,744
New Jersey — 14.5%
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,074,880
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,635	4,230,558
5.80%, 11/01/23	5,050	5,799,572

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, 5.00%, 9/01/23	$3,465	$3,680,973
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	8,310	8,236,124
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	5,540	5,607,699
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	17,900	18,199,467
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,001,620
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,785,397
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	626,294
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A, 4.75%, 12/01/21	2,400	2,495,184
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/27	10,000	10,060,300
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,500	4,568,670
New Jersey Transportation Trust Fund Authority, 5.25%, 6/15/24	3,185	3,435,054
New Jersey Transportation Trust Fund Authority, RB, CAB Transportation System, Series C (AMBAC), 5.72%, 12/15/25 (e)	9,450	4,194,950
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,443,186
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	1,000	1,014,220
		82,454,148
New York — 26.7%
City of New York, New York, GO:
Refunding, Series E, 5.00%, 8/01/27	3,500	3,747,135
Series D1, 5.13%, 12/01/26	4,615	4,967,678
Series E, 5.00%, 8/01/24	4,000	4,346,200
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,810,950
Dutchess County Industrial Development Agency New York, RB, St. Francis Hospital, Series B, 7.25%, 3/01/19	810	807,035
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	6,300	6,169,338

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	$1,475	$1,625,480
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	1,980	2,058,190
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,570,204
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,676,220
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	4,000	4,370,400
New York City Industrial Development Agency, RB:
Continental Airlines Inc., Mandatory Put Bonds, AMT, 8.38%, 11/01/16 (a)	3,500	3,601,360
Special Needs Facilities Pooled Program, 6.80%, 7/01/19	1,770	1,753,256
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	1,740	1,776,818
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	532,350
Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,859,040
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	3,000	3,035,130
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,146,192
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 3/15/31	4,500	4,683,285
Fordham University, Series A, 5.25%, 7/01/25	900	978,291
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	4,000	4,374,280
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,043,480
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,536,636
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,801,935
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,670	1,735,982
The New School, 5.25%, 7/01/24	2,400	2,545,464
The New School, 5.25%, 7/01/25	2,100	2,205,168

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB (concluded):
University of Rochester, Series C, 4.00%, 7/01/24	$625	$623,106
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	2,225	2,245,515
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	688,045
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,258,669
Yeshiva University, 4.00%, 9/01/23	2,860	2,943,026
Yeshiva University, 4.25%, 9/01/24	2,750	2,856,178
New York State Environmental Facilities Corp., RB, Environment, Series A (FGIC), 5.25%, 12/15/14 (b)	7,380	8,534,084
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	8,908,560
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	2,475	2,474,827
Port Authority of New York & New Jersey, Refunding RB:
153rd Series, 5.00%, 7/15/24	2,010	2,191,443
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,500	2,592,150
Sales Tax Asset Receivable Corp., RB, Series A (NPFGC), 5.00%, 10/15/20	9,070	10,021,624
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C:
5.50%, 6/01/21	7,000	7,480,690
5.50%, 6/01/22	10,000	10,677,300
Trust for Cultural Resources, RB, Carnegie Hall, Series A, 5.00%, 12/01/29	3,750	3,942,862
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,015,954
		152,211,530
North Carolina — 0.8%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	3,105	2,367,221
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,925	2,003,578
		4,370,799

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Northern Mariana Islands — 0.00%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33 (b)	$250	$232,058
Ohio — 0.5%
Cincinnati City School District, GO, 5.25%, 6/01/24	1,825	2,032,575
City of Cincinnati OH, 4.38%, 12/01/30	900	887,580
		2,920,155
Oregon — 1.3%
Oregon State Facilities Authority, RB, Series A:
Lewis & Clark College Project, 5.00%, 10/01/27	5,000	5,185,400
Reed College Project, 5.00%, 7/01/29	1,835	1,990,131
		7,175,531
Pennsylvania — 7.9%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/20	2,895	3,037,289
City of Philadelphia Pennsylvania, Refunding RB, Series B, AMT (AGM), 5.00%, 6/15/19	3,905	4,148,984
City of Pittsburgh Pennsylvania, GO, Refunding RB, Series B (AGM), 5.25%, 9/01/17	9,630	10,730,420
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	6,430	7,045,287
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,198,685
Montgomery County IDA Pennsylvania, RB, New Regional Medical Center Project (FHA), 5.00%, 8/01/24	3,500	3,732,470
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	6,450,572
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	6,225	6,806,602
		45,150,309
Puerto Rico — 8.3%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,277,017
Puerto Rico Electric Power Authority, RB, Series TT, 5.00%, 7/01/27	6,500	6,408,545
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,411,810
Subordinate (FGIC), 5.75%, 7/01/21	3,375	3,487,523

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	$1,500	$1,517,205
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	12,900	13,139,940
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines Series A, 6.45%, 12/01/25	5,390	4,784,811
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.50%, 7/01/14 (b)	8,000	9,096,240
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,925	1,995,763
		47,118,854
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,617,950
South Carolina — 0.2%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	992,460
South Dakota — 0.4%
Educational Enhancement Funding Corp., RB, Series B, 6.50%, 6/01/32	2,200	2,227,192
Tennessee — 2.8%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM), 5.00%, 10/01/22	1,620	1,736,915
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,515	1,495,108
Knox County Health Educational & Housing Facilities Board, 4.00%, 6/01/31 (a)	3,925	3,975,358
Memphis-Shelby County Sports Authority Inc., Refunding RB Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,848,373
Series B, 5.00%, 11/01/22	1,000	1,067,630
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A:
6.75%, 12/01/18	3,550	3,459,688
7.00%, 12/01/23	1,450	1,367,669
		15,950,741

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 2.8%
City of Houston TX, RB, 5.00%, 7/01/25	$1,500	$1,499,940
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	3,991,520
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Series A, Sub-Series 2, Mandatory Put Bonds, AMT, 9.00%, 5/01/29 (a)	3,000	3,080,430
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (a)	2,440	2,459,398
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	2,000	2,025,820
San Jacinto River Authority, 5.25%, 10/01/25	2,910	3,125,602
		16,182,710
US Virgin Islands — 1.5%
United States Virgin Islands, Government Refinery, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,860	1,838,387
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,750	6,429,712
		8,268,099
Virginia — 2.9%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.75%, 3/01/17	3,285	3,285,296
6.00%, 3/01/23	1,150	1,122,768
Roanoke Economic Development Authority, Refunding RB, Carilion Health System, Series B (AGM), 5.00%, 7/01/38	3,205	3,209,455
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (b)	7,800	9,126,858
		16,744,377
West Virginia — 0.7%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.13%, 9/01/23	4,000	4,048,680
Wisconsin — 0.4%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	2,000	1,989,339
Total Municipal Bonds – 135.6%		772,388,792

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California — 4.9%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	$3,101	$3,152,745
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	10,286,827
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	9,028	9,334,043
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	4,875	5,025,296
		27,798,911
Illinois — 2.3%
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	13,331,010
Massachusetts — 1.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,338	8,665,663
Minnesota — 1.8%
State of Minnesota, GO, State Various Purpose, Series A, 4.00%, 8/01/29	10,525	10,548,638
New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/19	11,120	11,907,407
New York — 7.0%
City of New York, New York, GO, Sub-Series B-1, 5.25%, 9/01/22	8,250	9,253,695
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	8,000	8,226,720
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/34	10,000	10,210,700
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	11,101	11,934,065
		39,625,180
Washington — 2.0%
Snohomish County School District No. 15-Edmonds Washington, GO (NPFGC), 5.00%, 12/01/19	10,000	11,307,900
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 21.6%		123,184,709
Total Long-Term Investments (Cost – $868,918,226) – 157.2%		895,573,501

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	17,703,136	$17,703,136
Total Short -Term Securities (Cost – $17,703,136) – 157.2%		17,703,136
Total Investments (Cost – $886,621,362*) – 160.3%		913,276,637
Other Assets Less Liabilities – 1.8%		10,376,067
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (11.7)%		(66,648,631)
VRDP Shares, at Liquidation Value – (50.4)%		(287,100,000)
Net Assets Applicable to Common Shares – 100.0%		$569,904,073

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$820,022,155
Gross unrealized appreciation	$34,573,470
Gross unrealized depreciation	(7,927,800)
Net unrealized appreciation	$26,645,670

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Securities represent bonds transferred to a TOB trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	9,713,431	7,989,705	17,703,136	$2,631

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
188	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$23,051,674	$(577,576)

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	8

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$895,573,501	—	$895,573,501
Short-Term Securities	$17,703,136	—	—	17,703,136
Total	$17,703,136	$895,573,501	—	$913,276,637

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(577,576)	—	—	$(577,576)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2011	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 26, 2011